RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS
NOTE 12 — RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS
The Company has incurred fees and expenses payable to CMFT Management and certain of its affiliates in connection with the acquisition, management and disposition of its assets. On August 20, 2019, the Company and CMFT Management entered into an Amended and Restated Management Agreement (the “Management Agreement”), which amended and restated that certain Advisory Agreement between the parties dated January 24, 2012, as amended (the “Prior Advisory Agreement”).
Management and investment advisory fees
The Company pays CMFT Management a management fee, payable quarterly in arrears, equal to the greater of (a) $250,000 per annum ($62,500 per quarter) and (b) 1.50% per annum (0.375% per quarter) of the Company’s Equity (as defined in the Management Agreement).
CMFT Securities has an investment advisory and management agreement dated December 6, 2019 (the “Investment Advisory and Management Agreement”) with the Investment Advisor. CMFT Securities was formed for the purpose of holding any securities investments made by the Company. The Investment Advisor, a wholly-owned subsidiary of CIM, is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Pursuant to the Investment Advisory and Management Agreement, the Investment Advisor manages the day-to-day
business affairs of CMFT Securities and its investments in corporate credit and real estate-related securities (collectively, the “Managed Assets”), subject to the supervision of the Board. In connection with the services provided by the Investment Advisor, CMFT Securities pays the Investment Advisor an investment advisory fee (the “Investment Advisory Fee”), payable quarterly in arrears, equal to 1.50% per annum (0.375% per quarter) of CMFT Securities’ Equity (as defined in the Investment Advisory and Management Agreement). Because the Managed Assets are excluded from the calculation of management fees payable by the Company to CMFT Management pursuant to the Management Agreement, the total management and advisory fees payable by the Company to its external advisors are not increased as a result of the Investment Advisory and Management Agreement.
In addition, the Investment Advisor has a
sub-advisory
agreement dated December 6, 2019 (the
“Sub-Advisory
Agreement”) with OFS Capital Management, LLC (the
“Sub-Advisor”)
to act as an investment
sub-advisor
to CMFT Securities. The
Sub-Advisor
is registered as an investment adviser under the Advisers Act and is an affiliate of the Investment Advisor. The
Sub-Advisor
is responsible for providing investment management services with respect to the corporate credit- related securities held by CMFT Securities. On a quarterly basis, the Investment Advisor designates 50% of the sum of the Investment Advisory Fee and incentive compensation payable to the Investment Advisor as sub-advisory
fees.

Incentive compensation
CMFT Management is entitled to receive incentive compensation, payable with respect to each quarter, which is generally equal to the excess of (a) the product of (i) 20% and (ii) the excess of (A) Core Earnings (as defined in the Management Agreement) of the Company for the previous
12-month
period, over (B) the product of (1) the Company’s Consolidated Equity (as defined in the Management Agreement) in the previous
12-month
period, and (2) 7% per annum, over (b) the sum of any incentive compensation paid to CMFT Management with respect to the first three calendar quarters of such previous
12-month
period (or such lesser number of completed calendar quarters preceding the applicable period, if applicable). During the three and six months ended June 30, 2021 and 2020, no incentive compensation fees were incurred.
In addition, the Investment Advisor is eligible to receive a portion of the incentive compensation payable to CMFT Management pursuant to the Management Agreement. In the event that the incentive compensation is earned and payable with respect to any quarter, CMFT Management calculates the portion of the incentive compensation that was attributable to the Managed Assets and payable to the Investment Advisor. Pursuant to the Investment Advisory and Management Agreement, CMFT Securities reimburses the Investment Advisor for costs and expenses incurred by the Investment Advisor on its behalf.
Expense reimbursements to related parties
The Company reimburses CMFT Management or its affiliates for certain expenses CMFT Management or its affiliates paid or incurred in connection with the services provided to the Company. The Company will reimburse CMFT Management or its affiliates for salaries and benefits paid to personnel who provide services to the Company including the Company’s executive officers and any portfolio management, acquisitions or investment professionals.
Disposition fees
Pursuant to the Prior Advisory Agreement, through August 20, 2019, if CMFT Management or its affiliates provided a substantial amount of services (as determined by a majority of the Company’s independent directors) in connection with the sale of one or more properties (or the Company’s entire portfolio), the Company paid CMFT Management or its affiliates a disposition fee in an amount equal to up to one-half
of the real estate or brokerage commission paid by the Company to third parties on the sale of such property, not to exceed 1.0% of the contract price of the property sold; provided, however, in no event would the total disposition fees paid to CMFT Management, its affiliates and unaffiliated third parties exceed the lesser of the customary competitive real estate commission or an amount equal to 6.0% of the contract sales price. For the Company’s properties under contract to be sold or specifically identified in a broker agreement as being marketed for sale as of August 20, 2019, CMFT Management was entitled to receive a disposition fee in accordance with the terms of the Prior Advisory Agreement.
The Company recorded fees and expense reimbursements as shown in the table below for services provided by CMFT Management or its affiliates related to the services described above during the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Management fees	$11,755	$9,750	$23,332	$19,600
Disposition fees	$—	$—	$—	$341
Expense reimbursements to related parties	$3,210	$3,057	$5,871	$5,235

Of the amounts shown above, $16.0 million and $13.8 million had been incurred, but not yet paid, for services provided by CMFT Management or its affiliates in connection with management and operating activities during the six months ended June 30, 2021 and 2020, respectively, and such amounts were recorded as liabilities of the Company as of such dates.
Due to Affiliates
As of June 30, 2021 and December 31, 2020, $16.0 million and $14.7 million, respectively, had been incurred primarily for management fees and operating expenses by CMFT Management or its affiliates, but had not yet been reimbursed by the Company. These amounts were included in due to affiliates in the condensed consolidated balance sheets for such periods.
Development Management Agreements
On January 7, 2021, the Company completed foreclosure proceedings to take control of the assets which previously secured its mezzanine loans, including 75 condominium units and 21 rental units across four buildings in New York. Upon foreclosure, and with the approval of the valuation, compensation and affiliate transactions committee of the Board, CIM NY Management, LLC, an affiliate of the Company’s manager CMFT Management, entered into a Development Management Agreement with the indirect wholly owned subsidiaries of the Company that own each of the four buildings (the “Building Owners”), wherein CIM NY Management, LLC will act as project manager in overseeing the development and construction of property improvements in accordance with each respective Development Management Agreement (the “Development Services”). In consideration for the Development Services, CIM NY Management, LLC will receive a development management fee from the Building Owners equal to 4% of the aggregate gross project costs expended during the term of the Development Management Agreement, subject to the conditions in each respective Development Management Agreement. Additionally, CIM NY Management, LLC is reimbursed by the Building Owners for expenses incurred in connection with the Development Services, including services provided that are incidental to but not part thereof the Development Services. The Development Management Agreement shall remain in effect until the project completion date, and is terminable by either party with fifteen days prior notice to the other party, with or without cause.

NOTE 12 — RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS
The Company has incurred fees and expenses payable to CMFT Management and certain of its affiliates in connection with the acquisition, management and disposition of its assets. On August 20, 2019, the Company and CMFT Management entered into an Amended and Restated Management Agreement (the “Management Agreement”), which amended and restated that certain Advisory Agreement between the parties dated January 24, 2012, as amended (the “Prior Advisory Agreement”). Following the effective date of the Management Agreement, CMFT Management is no longer entitled to receive the advisory fee, acquisition fees, subordinated performance fee, or disposition fees pursuant to the Prior Advisory Agreement, as described below; provided, however, that for the Company’s properties under contract to be sold or specifically identified in a broker agreement as being marketed for sale as of the effective date of the Management Agreement, CMFT Management may be entitled to receive a disposition fee in accordance with the terms of the Prior Advisory Agreement. In addition, CMFT Management generally shall continue to be entitled to reimbursement for costs and expenses to the extent incurred on behalf of the Company in accordance with the Management Agreement; provided, however, that the limits on reimbursement for organization and offering expenses, acquisition expenses and operating expenses as defined and provided in the Prior Advisory Agreement shall no longer be applicable.
Management and investment advisory fees
Pursuant to the Management Agreement, beginning on August 20, 2019, the Company pays CMFT Management a management fee, payable quarterly in arrears, equal to the greater of (a) $250,000 per annum ($62,500 per quarter) and (b) 1.50% per annum (0.375% per quarter) of the Company’s Equity (as defined in the Management Agreement).
On December 6, 2019, CMFT Securities Investments, LLC (“CMFT Securities”), which is a wholly owned subsidiary of the Company, entered into an investment advisory and management agreement (the “Investment Advisory and Management Agreement”) with CIM Capital IC Management, LLC (the “Investment Advisor”). CMFT Securities was formed for the purpose of holding any securities investments made by the Company. The Investment Advisor, a wholly-owned subsidiary of CIM, is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Pursuant to the Investment Advisory and Management Agreement, the Investment Advisor manages the day-to-day business affairs of CMFT Securities and its investments in corporate credit and real estate- related securities (collectively, the “Managed Assets”), subject to the supervision of the Board. In connection with the services provided by the Investment Advisor, CMFT Securities pays the Investment Advisor an investment advisory fee (the “Investment Advisory Fee”), payable quarterly in arrears, equal to 1.50% per annum (0.375% per quarter) of CMFT Securities’ Equity (as defined in the Investment Advisory and Management Agreement). Because the Managed Assets are excluded from the calculation of management fees payable by the Company to CMFT Management pursuant to the Management Agreement, the total management and advisory fees payable by the Company to its external advisors are not increased as a result of the Investment Advisory and Management Agreement.
In addition, on December 6, 2019, the Investment Advisor entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with OFS Capital Management, LLC (the “Sub-Advisor”) to act as an investment sub-advisor to CMFT Securities. The Sub-Advisor is registered as an investment adviser under the Advisers Act and is an affiliate of the Investment Advisor. The Sub-Advisor is responsible for providing investment management services with respect to the corporate credit-related securities held by CMFT Securities. On a quarterly basis, the Investment Advisor designates 50% of the sum of the Investment Advisory Fee and incentive compensation payable to the Investment Advisor as sub-advisory fees.
Incentive compensation
Pursuant to the Management Agreement, beginning on August 20, 2019, CMFT Management is entitled to receive incentive compensation, payable with respect to each quarter, which is generally equal to the excess of (a) the product of (i) 20% and (ii) the excess of (A) Core Earnings (as defined in the Management Agreement) of the Company for the previous 12-month period, over (B) the product of (1) the Company’s Consolidated Equity (as defined in the Management Agreement) in the previous 12-month period, and (2) 7% per annum, over (b) the sum of any incentive compensation paid to CMFT Management with respect to the first three calendar quarters of such previous 12-month period (or such lesser number of completed calendar quarters preceding the applicable period, if applicable). During the year ended December 31, 2020, no incentive compensation fees were incurred.
In addition, the Investment Advisor is eligible to receive a portion of the incentive compensation payable to CMFT Management pursuant to the Management Agreement. In the event that the incentive compensation is earned and payable with respect to any quarter, CMFT Management calculates the portion of the incentive compensation that was attributable to the Managed Assets and payable to the Investment Advisor. Pursuant to the Investment Advisory and Management Agreement, CMFT Securities reimburses the Investment Advisor for costs and expenses incurred by the Investment Advisor on its behalf.
Acquisition fees and expenses
Pursuant to the Prior Advisory Agreement, through August 20, 2019, the Company paid CMFT Management or its affiliates acquisition fees of up to 2.0% of: (1) the contract purchase price of each property or asset the Company acquired; (2) the amount paid in respect of the development, construction or improvement of each asset the Company acquired; (3) the purchase price of any loan the Company acquired; and (4) the principal amount of any loan the Company originated. In addition, the Company reimbursed CMFT Management or its affiliates for acquisition-related expenses incurred in the process of acquiring properties, so long as the total acquisition fees and expenses relating to the transaction do not exceed 6.0% of the contract purchase price, unless otherwise approved by a majority of the Board, including a majority of the Company’s independent directors, as commercially competitive, fair and reasonable to the Company. Other transaction-related expenses, such as advisor reimbursements for disposition activities, are expensed as incurred and are included in transaction-related expenses on the consolidated statements of operations.
Advisory fees and expenses
Pursuant to the Prior Advisory Agreement, through August 20, 2019, the Company paid CMFT Management a monthly advisory fee based upon the Company’s monthly average invested assets, which, effective January 1, 2019, was based on the estimated market value of such assets used to determine the Company’s estimated per share NAV as of December 31, 2018, and for those assets acquired subsequent to December 31, 2018, was based on the purchase price. The monthly advisory fee was equal to the following amounts: (1) an annualized rate of 0.75% paid on the Company’s average invested assets that are between $0 and $2.0 billion; (2) an annualized rate of 0.70% paid on the Company’s average invested assets that are between $2.0 billion and $4.0 billion; and (3) an annualized rate of 0.65% paid on the Company’s average invested assets that are over $
4.0
billion.
Operating expenses
The Company reimburses CMFT Management or its affiliates for certain expenses CMFT Management or its affiliates paid or incurred in connection with the services provided to the Company. Through August 20, 2019, such reimbursements were subject to the limitation that the Company would not reimburse CMFT Management or its affiliates for any amount by which the operating expenses (including the advisory fee) at the end of the four preceding fiscal quarters exceeded the greater of: (1) 2.0% of average invested assets, or (2) 25.0% of net income excluding any additions to reserves for depreciation or other similar non-cash reserves and excluding any gain from the sale of assets for that period. Pursuant to the Management Agreement, beginning on August 20, 2019, such limits are no longer applicable. The Company will reimburse CMFT Management or its affiliates for salaries and benefits paid to personnel who provide services to the Company including the Company’s executive officers and any portfolio management, acquisitions or investment professionals.
Disposition fees
Pursuant to the Prior Advisory Agreement, through August 20, 2019, if CMFT Management or its affiliates provided a substantial amount of services (as determined by a majority of the Company’s independent directors) in connection with the sale of one or more properties (or the Company’s entire portfolio), the Company paid CMFT Management or its affiliates a disposition fee in an amount equal to up to one-half of the real estate or brokerage commission paid by the Company to third parties on the sale of such property, not to exceed 1.0% of the contract price of the property sold; provided, however, in no event would the total disposition fees paid to CMFT Management, its affiliates and unaffiliated third parties exceed the lesser of the customary competitive real estate commission or an amount equal to 6.0% of the contract sales price. For the Company’s properties under contract to be sold or specifically identified in a broker agreement as being marketed for sale as of August 20, 2019, CMFT Management may be entitled to receive a disposition fee in accordance with the terms of the Prior Advisory Agreement.

Subordinated performance fees
Pursuant to the Prior Advisory Agreement, through August 20, 2019, if the Company was sold or its assets were liquidated, CMFT Management was entitled to receive a subordinated performance fee equal to 15.0% of the net sale proceeds remaining after stockholders received, from regular distributions plus special distributions paid from proceeds of such sale, a return of their net capital invested and an 8.0% annual cumulative, non-compounded return. Alternatively through August 20, 2019, if the Company’s shares were listed on a national securities exchange, CMFT Management was entitled to a subordinated performance fee equal to 15.0% of the amount by which the market value of the Company’s outstanding stock plus all distributions paid by the Company prior to listing, exceeded the sum of the total amount of capital raised from stockholders and the amount of distributions necessary to generate an 8.0% annual cumulative, non-compounded return to stockholders. As an additional alternative, upon termination of the Prior Advisory Agreement, CMFT Management was entitled to a subordinated performance fee similar to the fee to which CMFT Management would have been entitled had the portfolio been liquidated (based on an independent appraised value of the portfolio) on the date of termination. During each of the years ended December 31, 2020, 2019 and 2018, no subordinated performance fees were incurred related to any such events.
The Company recorded fees and expense reimbursements as shown in the table below for services provided by CMFT Management or its affiliates related to the services described above during the periods indicated (in thousands):

	Year Ended December 31,
	2020		2019		2018
Management fees and expenses	$44,744		$16,350	(1)	$—
Acquisition fees and expenses	$550		$2,110		$2,749
Disposition fees	$434		$3,967		$478
Advisory fees and expenses	$—		$25,989		$43,399
Operating expenses	$3,651	(2)	$3,594		$5,163

(1)	Includes manager reimbursements incurred subject to the Management Agreement.
(2)	Includes $308,000 of merger-related expenses incurred subject to the Merger Agreements and the terminated CCIT II Merger Agreement, net of $260,000 which was reimbursed by CCIT II.
Of the amounts shown above, $14.7 million and $14.5 million had been incurred, but not yet paid, for services provided by CMFT Management or its affiliates in connection with the management and operating activities during the years ended December 31, 2020 and 2019, respectively, and such amounts were recorded as liabilities of the Company as of such dates.
Due to Affiliates
As of December 31, 2020 and 2019, $14.7 million and $14.5 million, respectively, had been incurred primarily for operating expenses by CMFT Management or its affiliates, but had not yet been reimbursed by the Company. These amounts were included in due to affiliates in the consolidated balance sheets for such periods.